ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2023
CIK 0001841024 L Catterton Asia Acquisition Corp
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. ORGANIZATION AND BUSINESS OPERATIONS

L Catterton Asia Acquisition Corp (the “Company”) was incorporated as a Cayman Islands exempted company on January 5, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses or entities (the “Business Combination”). The Company will not be limited to a particular industry or geographic region in its identification and acquisition of a target company except that we will not acquire any target company whose primary business is investing in oil or gas reserves or real estate.

As of December 31, 2023, the Company had not commenced any operations. All activity through December 31, 2023 relates to the Company’s formation, its Initial Public Offering (“IPO”), described below, and subsequent to the IPO, identifying and evaluating prospective acquisition targets for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s Sponsor is LCA Acquisition Sponsor, LP, a Cayman Islands limited partnership (the “Sponsor”).

On January 31, 2023, the Company, Lotus Technology Inc., an exempted company limited by shares incorporated under the laws of the Cayman Islands ( “Lotus Tech”), Lotus Temp Limited, an exempted company limited by shares incorporated under the laws of the Cayman Islands and a wholly-owned subsidiary of Lotus Tech (“Merger Sub 1”), and Lotus EV Limited, an exempted company limited by shares incorporated under the laws of the Cayman Islands and a wholly-owned subsidiary of Lotus Tech (“Merger Sub 2”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). See Note 6.

The registration statement for the Company’s IPO was declared effective on March 10, 2021 (the “Effective Date”). On March 15, 2021, the Company consummated the IPO of 25,000,000 units (the “Units” and, with respect to ordinary share included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the issuance and sale of 5,000,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $7,500,000, which is discussed in Note 4.

Transaction costs amounted to $16,467,878 consisting of $5,730,175 of underwriting discount, $10,027,806 of deferred underwriting discount, and $709,897 of other offering costs.

Following the closing of the IPO on March 15, 2021, $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a Trust Account, and will only be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income taxes, if any, the Company’s amended and restated memorandum and articles of association, and subject to the requirements of law and regulation, will provide that the proceeds from the IPO and the sale of the Private Placement Warrants held in the Trust Account will not be released from the Trust Account (i) to the Company, until the completion of the initial Business Combination, or (ii) to the Company’s Public Shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any Public Shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to provide holders of its Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination prior to the extended liquidation date, discussed below, or (B) with respect to any other provision relating to the rights of holders of the Company’s Class A ordinary shares, and (c) the redemption of the Public Shares if the Company has not consummated its Business Combination with the Combination Period, subject to applicable law. Public Shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within the Combination Period, with respect to such Class A ordinary shares so redeemed.

The Company will provide shareholders (the “Public Shareholders”) of its Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s income taxes, if any, divided by the number of the then-outstanding Public Shares. The amount in the Trust Account is $10.00 per Public Share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.

These Public Shares were classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and the approval of an ordinary resolution.

On March 10, 2023, the Company held the Extraordinary General Meeting for its shareholders, at which the shareholders approved the amendment the Company’s Amended and Restated Memorandum and Articles of Association (the “Charter”) to the second amended and restated memorandum and articles of association to extend the date by which the Company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination, which we refer to as our initial business combination, (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination and (3) redeem all of the public shares sold in the Company’s IPO that was consummated on March 15, 2021 if it fails to complete such initial business combination, from March 15, 2023 (the “Original Termination Date”) to June 15, 2023 (the “Extended Date”) and to allow the board of directors of the Company (“the Board”), without another shareholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to nine times, by an additional month each time, upon five days’ advance written notice prior to the applicable deadline, up to March 15, 2024 (the “Additional Extension Date”) or such earlier date as determined by the Board in its sole discretion (the “Extension”). As a result of the approval of the Extension and the implementation of the Extension, the Sponsor or its designee(s) or affiliate(s) (the “Lender”) shall contribute to the Company as a loan (each loan being referred to herein as a “Contribution”), which was (i) the lesser of (a) $990,000 or (b) $0.09 for each public share that has not been redeemed in accordance with the terms of the Charter for the three-month extension from the Original Termination Date to the Extended Date (the “Initial Extension Contribution”); and thereafter, to the extent necessary and as applicable, shall contribute (ii) the lesser of (a) $330,000 and (b) $0.03 into the trust account for each public share that has not been redeemed in accordance with the terms of the Charter for each subsequent one-month extension from the Extended Date to the Additional Extension Date (the “Subsequent Extension Contribution”) until the earlier of (i) the date of the extraordinary general meeting held in connection with a shareholder vote to approve an initial business combination, and (ii) the date that the Initial Extension Contribution and the Subsequent Extension Contribution for each subsequent one-month extension from the Extended Date to the Additional Extension Date, if applicable, have been loaned. Each Contribution will be deposited in the Trust Account within 5 business days of the beginning of the extended period which such Contribution is for. The Contribution(s) will bear no interest and will be repayable by the Company to the Lender upon consummation of an initial business combination. The loans will be forgiven by the Lender if the Company is unable to consummate an initial business combination except to the extent of any available funds held outside of the Trust Account.

In connection with the Extraordinary General Meeting, the holders of 6,867,252 of the Class A ordinary shares of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.22 per share, for an aggregate redemption amount of approximately $70,200,754.

On June 5, 2023, the Board approved the extension of the Termination Date for one additional month to July 15, 2023 (the “Second Extension”), authorized the establishment of the extension committee as a committee of the Board (the “Extension Committee”) and delegated the power to approve further extensions of the Termination Date for up to eight additional one-month periods, from July 15, 2023 to March 15, 2024, to the Extension Committee. In connection with the monthly extensions, LCA Acquisition Sponsor, LP deposits into the trust account $330,000 per monthly extension. The Board approved the monthly extension through March 15, 2024.

The Company will have March 15, 2024 (the “Combination Period”) to complete the Business Combination. The Company has the option to extend the Combination Period by an additional month to March 15, 2024. However, if the Company is unable to complete a Business Combination during the Combination Period or during any extension period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

As a result of the approval of the Extension Proposal as described above, the Sponsor contributed to the Company $990,000 for the three-month extension from the Original Termination Date to the Extended Date.

On June 5, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to July 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On July 5, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to August 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On August 8, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to September 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On September 5, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to October 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On October 5, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to November 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On November 6, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to December 15, 2023. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On December 6, 2023, the Extension Committee approved the extension of the Termination Date for one additional month to January 15, 2024. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On January 4, 2024, the Extension Committee approved the extension of the Termination Date for one additional month to February 15, 2024. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On February 5, 2024, the Extension Committee approved the extension of the Termination Date for one additional month to March 15, 2024. In connection with the extension, the Sponsor deposited $330,000 into the trust account.

On November 13, 2023, the Company, the Founder Shareholders, and Lotus Tech entered into an Amendment to Sponsor Support Agreement (the “Amendment”). The Amendment reflects deletion of the Sponsor Shares Forfeiture Mechanism and provides that, in addition to the Sponsor Earn-Out Shares, all or a portion of (as reasonably determined by Lotus Tech in good faith) an additional 20% of the Sponsor Shares (the “Additional Sponsor Earn-Out Shares”) would become vested upon each occurrence of any vesting event within eighteen (18) months of the Closing. The vesting events for the Additional Sponsor Earn-Out Shares are (a) the commencement or official announcement of any additional Business Collaboration and (b) an approved commitment to invest in Lotus Tech or one of its subsidiaries by an investor introduced or facilitated by Sponsor or its affiliates. Any Additional Sponsor Earn-Out Shares that have not become vested by the end of such eighteen (18)-month period would be forfeited to Lotus Tech and cancelled.

Pursuant to the Merger Agreement, the Company has designated Anish Melwani, the Chairman and Chief Executive Officer of LVMH for North America and an independent director of the Company to be a director on the board of directors of Lotus Tech with effect immediately following the Closing (the “Appointment”). Lotus Tech has acknowledged and agreed that, upon the effectiveness of the Appointment, a Business Collaboration will have occurred and as a result, the Sponsor Earn-Out Shares are expected to become vested immediately following the Closing.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the its Public Shares if the Company does not complete its initial Business Combination within the Combination Period or (B) with respect to any other provision relating to the rights of holders of the Company’s Class A ordinary shares; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete an initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the prescribed timeframe, and (iv) vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination.

Liquidity and Going Concern

As of December 31, 2023, the Company had $4,523 in its operating bank account. As of December 31, 2023, the Company had a working capital deficit of $13,047,470.

As of December 31, 2022, the Company had $4,523 in its operating bank account. As of December 31, 2022, the Company had a working capital deficit of $3,810,427.

The Company’s liquidity needs up to its IPO were satisfied through a capital contribution from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note from the Sponsor of up to $300,000 and offering costs and expenses paid for by related parties (see Note 5). Subsequent to the consummation of the IPO, the Company’s liquidity needs have been satisfied through the net proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the officers and directors may, but are not obligated to, provide the Company with working capital loans. As of December 31, 2023, there were no amounts outstanding under any working capital loan.

The Company will be using the funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. The Company obtained a commitment from the Sponsor to fund any working capital needs of the Company at least one year from the issuance of these financial statements through loans of up to an aggregate of $500,000.

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be one year from the issuance of these financial statements. On February 22, 2024, the Company consummated its Business Combination, however, the liquidity condition of the Company remains unstable. The uncertainty around the Company’s ability to stabilize the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern. Management intends to raise additional capital in order to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The United States and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the recent invasion of Ukraine by Russia in February 2022. In response to such invasion, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine during the ongoing military conflict, increasing geopolitical tensions with Russia. The invasion of Ukraine by Russia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing military conflict in Ukraine is highly unpredictable, the conflict could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. Additionally, Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.